Transactions with Related Parties and Affiliates - Note receivable from affiliates and Others (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		11 Months Ended
	Jun. 30, 2017	Mar. 17, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Nov. 15, 2012	Mar. 16, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Payments to acquire notes receivable from affiliiates				$ 4,050	$ 0
Notes receivable	$ 29,423			29,423				$ 0
Note receivable from affiliates	4,123			4,123				$ 0
Other income	$ 2,950		$ 3,413	$ 6,070	4,899
Common units outstanding	147,436,276			147,436,276				83,323,911
Non-cash interest income				$ 73	0
Common Unitholders
Related Party Transaction [Line Items]
Issuance of common units for transfer of Navios Europe I loans, number of units				13,076,923
Navios Holdings
Related Party Transaction [Line Items]
Value of consideration given		$ 33,473
Payments to acquire notes receivable from affiliiates		$ 4,050
Note receivable, Amount to be received on maturity	$ 50,937			$ 50,937
Other income	2,396		2,396	4,765	4,791
Income from credit default insurance	$ 2,276		$ 2,276	$ 4,527	$ 4,552
Navios Holdings | Common Unitholders
Related Party Transaction [Line Items]
Issuance of common units for transfer of Navios Europe I loans, number of units		13,076,923
Closing share price							$ 2.25
Navios Holdings
Related Party Transaction [Line Items]
Supplemental credit default insurance maximum cash payment						$ 20,000
Common units interest percentage				18.90%
Common units outstanding	28,421,233			28,421,233
Navios Holdings' general partner interest in Navios Partners				2.00%
Navios Europe I | Navios Term Loans I
Related Party Transaction [Line Items]
Preferred distribution percentage				12.70%